Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 619,053	$ 1,684,771	$ 3,941,832	$ 3,773,605
Cost of Sales	271,485	1,018,763	3,387,490	2,077,342
Gross Profit	347,568	666,008	554,342	1,696,263
General and Administrative Expenses
Stock compensation and stock issued for services	188,128	32,750	172,852	2,778,550
General and administrative	1,431,979	1,498,124	5,108,441	5,089,979
Total General and Administrative Expenses	1,620,107	1,530,874	5,281,293	7,868,529
Loss from Operations	(1,272,539)	(864,866)	(4,726,951)	(6,172,266)
Other Income (Expense)
Other income	2,543		7,878	456,579
Expenses related to convertible notes payable:
Change in fair value of derivative liability		1,008,000	1,842,000	(1,619,583)
Interest accretion	(121,270)	(8,750)	(91,143)	(382,436)
Interest expense related to Equity Purchase Agreement (Note 10)		(252,900)	(2,143,500)	(8,462,297)
Interest expense	(162,377)	(267,511)	(1,139,240)	(8,254,333)
Total Other Income (Expense)	(281,104)	478,839	(1,524,005)	(18,262,070)
Net Loss before Income Taxes	(1,553,643)	(386,027)	(6,250,956)	(24,434,336)
Income taxes (Note 8)
Net Loss	$ (1,553,643)	$ (386,027)	$ (6,250,956)	$ (24,434,336)
Net Basic and Fully Diluted Loss Per Share (in Dollars per share)	$ (0.0751)	$ (0.0245)	$ (0.003)	$ (2.005)
Weighted average common shares outstanding
Basic (in Shares)	20,685,938	15,727,493	2,274,015,175	12,185,402
Fully diluted (in Shares)	21,731,591	19,394,297	2,274,031,569	18,839,297